Decommissioning Liabilities	9 Months Ended
Sep. 30, 2025
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning Liabilities

13. DECOMMISSIONING LIABILITIES

Total
As at December 31, 2024	4,534
Liabilities Incurred	261
Liabilities Acquired	82
Liabilities Settled	(198)
Liabilities Divested (Note 5)	(27)
Change in Estimated Future Cash Flows	151
Unwinding of Discount on Decommissioning Liabilities (Note 3)	179
Exchange Rate Movements	(9)
As at September 30, 2025	4,973
As at September 30, 2025, the undiscounted amount of estimated future cash flows required to settle the obligation was discounted using a credit-adjusted risk-free rate of 5.2 percent (December 31, 2024 – 5.2 percent) and assumes an inflation rate of two percent (December 31, 2024 – two percent).